Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Legal Proceedings and Contingent Liabilities
Schedule of commitments

	2020	2019	2018
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	689	396	586

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	11,067	549	2,372	1,954	6,192
Future potential revenue milestone payments	12,263	48	178	1,247	10,790